CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of Brookfield Renewables Strategy
Brookfield Renewable’s strategy during 2024, which was unchanged from 2023, was to maintain the measures set out in the following schedule as at December 31:

	Corporate		Consolidated
(MILLIONS)	2024	2023	2024	2023
Corporate credit facility(1)	$240	$—	$240	$—
Commercial paper(1)	431	183	431	183
Debt
Medium-term notes(2)	3,008	2,660	3,008	2,660
Hybrid note(2)	139	—	139	—
Non-recourse borrowings(3)	—	—	30,904	27,020
	3,147	2,660	34,051	29,680
Deferred income tax liabilities, net(4)	—	—	8,109	6,930
Equity
Non-controlling interest	—	—	26,168	18,863
Preferred equity	537	583	537	583
Perpetual subordinated notes	737	592	737	592
Preferred limited partners’ equity	634	760	634	760
Unitholders’ equity	8,380	9,181	8,380	9,181
Total capitalization	$13,435	$13,776	$78,616	$66,589
Debt-to-total capitalization	23%	19%	43%	45%
Debt-to-total capitalization (market value)(5)	15%	12%	40%	40%
(1)Draws on corporate credit facilities and commercial paper issuances are excluded from the debt-to-total capitalization ratios as they are not a permanent source of capital.
(2)Medium-term and Hybrid notes are unsecured and guaranteed by Brookfield Renewable and excludes $16 million (2023: $10 million) of deferred financing fees, net of unamortized premiums.
(3)Consolidated non-recourse borrowings include $1,494 million (2023: $2,626 million) borrowed under a subscription facility of a Brookfield sponsored private fund and excludes $171 million (2023: $140 million) of deferred financing fees and $145 million (2023: $11 million) of unamortized premiums.
(4)Deferred income tax liabilities less deferred income tax assets.
(5)Based on market values of Preferred equity, Perpetual subordinated notes, Preferred limited partners’ equity and Unitholders’ equity.